Notes Payable (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Notes Payable [Abstract]
Schedule of Notes Payable	Notes payable as of June 30, 2023 and December 31, 2022 is as follows:
	Outstanding Principal as of
	June 30, 2023	December 31, 2022	Interest Rate	Maturity Date
The April 2020 PPP Loan Agreement*	198,577	198,577	1%	April 2022
First Denver Bodega LLC Loan	-	38,014	-%	March 2025
The Third May 2022 Loan Agreement*	1,989	9,409	-%	November 2022
The Fourth May 2022 Loan Agreement*	24,116	31,701	-%	November 2022
The Second June 2022 Loan agreement*	34,500	39,500	-%	October 2022
The First August 2022 Loan Agreement	130,615	130,615	14%	July 2023
The Second August 2022 Loan Agreement	32,950	387,950	-%	January 2023
The First September 2022 Loan Agreement	21,504	73,236	-%	December 2023
The Second September 2022 Loan Agreement	566,625	763,625	-%	May 2023
The Third September 2022 Loan Agreement	63,964	256,964	-%	October 2023
The November 2022 Loan	-	68,211	-%	June 2023
The First February 2023 Loan Agreement	321,891	-	14%	July 2023
The April 2023 Loan Agreement	50,000	-	18%	April 2023
The May 2023 Loan Agreement	63,633	-	-%	November 2024
The June 2023 Loan Agreement	13,000	-	-%	September 2023
	1,523,364	1,997,803
Less: Debt Discount	(49,234)	(314,108)
	1,474,130	1,683,694
Less: Current Debt	(1,474,130)	(1,645,680)
Total Long-Term Debt	$-	$38,014
*	Note is in default as of June 30, 2023
Notes payable as of December 31, 2022 and 2021 is as follows:
	Outstanding Principal as of
	December 31, 2022	December 31, 2021	Interest Rate	Maturity Date
Seller’s Choice Note	$-	$660,000	30%	September 2020
The April 2020 PPP Loan Agreement	198,577	198,577	1%	May 2022
The First December 2021 Loan Agreement	-	185,655	10%	June 2023
The Second December 2021 Loan Agreement	-	313,979	14%	June 2022
First Denver Bodega LLC Loan	38,014	-	5%	March 2025
The Third May 2022 Loan Agreement	9,409	-	-%	November 2022
The Fourth May 2022 Loan Agreement	31,701	-	-%	November 2022
The Second June Loan agreement	39,500	-	-%	October 2022
The First August 2022 Loan Agreement	130,615	-	14%	November 2022
The Second August 2022 Loan Agreement	387,950	-	-%	January 2023
The First September 2022 Loan Agreement	73,236	-	-%	September 2023
The Second September 2022 Loan Agreement	763,625	-	-%	May 2023
The Third September 2022 Loan Agreement	256,964	-	-%	April 2023
The November 2022 Loan	68,211	-	-%	June 2023
	1,683,694	1,358,211
Less: Debt Discount	(314,108)	(15,547)
Less: Debt Issuance Costs	-	-
	1,683,694	1,342,664
Less: Current Debt	(1,645,680)	(1,278,672)
Total Long-Term Debt	$38,014	$63,992